UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-6709

Name of Registrant: Florida Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Item 1: Schedule of Investments

Vanguard Florida Focused Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 29, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.7%)
Florida (70.1%)
Alachua County FL Health Facilities Authority
Revenue (Shands Teaching Hospital & Clinics
Inc. Project)	6.250%	12/1/16 (14)	8,695	9,607
Boynton Beach FL Utility System Revenue	5.375%	11/1/13 (14)	2,400	2,527
Boynton Beach FL Utility System Revenue	5.375%	11/1/15 (14)	2,665	2,938
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,599
Brevard County FL Health Facilities Authority
Revenue (Health First Inc. Project)	7.000%	4/1/39	7,000	8,177
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,699
Broward County FL Educational Facilities
Authority Revenue (Nova Southeastern
University Project) VRDO	0.200%	3/1/12 LOC	2,000	2,000
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,329
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	2,500	2,765
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,000	5,577
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	10,000	10,975
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,546
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	1,000	1,124
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/17	5,000	5,797
Clearwater FL Water & Sewer Revenue	5.250%	12/1/39	5,000	5,593
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,302
Coral Gables FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	8/15/14 (Prere.)	1,855	2,080
Florida Board of Education Capital Outlay GO	5.000%	6/1/14	5,000	5,525
Florida Board of Education Capital Outlay GO	5.000%	6/1/33	3,000	3,479
Florida Board of Education Lottery Revenue	5.000%	1/1/13 (Prere.)	3,640	3,804
Florida Board of Education Lottery Revenue	5.250%	1/1/13 (Prere.)	3,330	3,487
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	3,000	3,391
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12 (Prere.)	1,485	1,518
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12 (Prere.)	2,515	2,571
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/16	3,000	3,546
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	6,400	6,790
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	3,000	4,141
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/29	5,000	5,669
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/35	7,000	7,716

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,000	5,462
Florida Department of Transportation GO	5.000%	7/1/25	2,620	2,782
Florida Department of Transportation GO	5.000%	7/1/30	7,350	8,023
1 Florida Education System University System
Improvement Revenue TOB VRDO	0.180%	3/7/12	5,390	5,390
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/39	690	727
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	3,000	3,351
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	6,350	7,238
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.120%	3/7/12 LOC	11,660	11,660
Florida Municipal Power Agency Revenue	5.000%	10/1/31	6,075	6,551
Florida Municipal Power Agency Revenue	6.250%	10/1/31	2,000	2,395
Florida Turnpike Authority Revenue	5.000%	7/1/13 (Prere.)	2,155	2,312
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	2,000	2,139
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,432
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/25	3,000	3,567
Halifax Hospital Medical Center Florida Hospital
Revenue	5.500%	6/1/38 (4)	3,000	3,185
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	1,225	1,422
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/31	4,000	4,200
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/35	8,775	9,123
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,517
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	3,000	3,167
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	4,570	4,672
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	2,000	2,127
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	5,000	6,234
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,854
Jacksonville FL Economic Development
Commission Health Care Facilities Revenue
(Mayo Clinic)	5.000%	11/15/36	3,000	3,114
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.130%	3/7/12	1,200	1,200
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.130%	3/7/12	3,980	3,980

Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.180%	3/7/12	1,700	1,700
Jacksonville FL Electric Authority Power Supply
System Revenue (Scherer 4 Project)	5.625%	10/1/33	4,000	4,330
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	4.750%	10/1/33	1,920	1,951
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/37	4,500	4,828
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.500%	10/1/39	3,660	3,985
Jacksonville FL Electric Authority Water &
Sewer Revenue	5.375%	10/1/39	1,125	1,200
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/27	2,500	2,685
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project)	5.000%	8/15/37	3,800	3,934
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/30	5,000	5,478
Lakeland FL Electric & Water Revenue	6.050%	10/1/14 (4)	2,000	2,261
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	6,540	6,742
Miami FL Special Obligation Revenue (Marlins
Stadium Project)	5.250%	7/1/35 (4)	2,000	2,151
Miami FL Special Obligation Revenue (Street &
Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,141
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	3,000	3,357
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	3,000	3,327
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	2,000	2,177
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/35	2,500	2,661
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	6,950	7,703
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	9,000	9,963
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	1,775	1,965
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/24 (2)	2,365	2,837
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/37 (2)	4,250	4,466
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	7,000	7,425
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.000%	6/1/28 (14)	2,090	2,140
Miami-Dade County FL School Board COP	5.000%	8/1/14 (14)	1,665	1,746
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	2,500	2,793
Miami-Dade County FL School Board COP	5.250%	5/1/19 (12)	5,000	5,879
Miami-Dade County FL School Board COP	5.250%	5/1/31 (12)	8,165	8,909
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/19 (4)	2,000	2,382
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/31 (10)	5,000	5,339

Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/20 (10)	4,385	5,039
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,000	7,738
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (4)	4,745	5,144
1 Miami-Dade County FL Water & Sewer Revenue
TOB VRDO	0.260%	3/7/12 (4)	6,000	6,000
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.750%	10/1/38	2,000	2,145
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/13 (14)	1,890	2,018
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/16 (14)	1,515	1,709
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	6.250%	10/1/18 (14)	5,770	6,972
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System)	5.125%	11/15/39	9,000	9,130
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,897
Orange County FL School Board COP	5.000%	8/1/23 (14)	5,000	5,467
Orange County FL School Board COP VRDO	0.160%	3/7/12 LOC	3,600	3,600
Orange County FL Tourist Development
Revenue	4.750%	10/1/32 (10)	8,500	8,819
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/14 (14)	3,000	3,464
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/15 (14)	8,360	10,132
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28	2,000	2,235
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/28 (12)	5,000	5,588
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	1,000	1,108
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/32 (4)	5,340	5,746
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	3,000	3,658
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/29	3,675	4,149
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/39	2,500	2,781
Orlando FL Utility Commission Water & Electric
Revenue	5.000%	10/1/25	2,100	2,366
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	3,000	3,539
Palm Beach County FL Health Facilities
Authority Hospital Revenue (BRCH Corp.
Obligated Group)	5.625%	12/1/31	6,000	6,013
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/33	1,700	1,838
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	3,000	3,208
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	8,190	8,370
Palm Beach County FL School Board COP	5.250%	8/1/18 (4)	2,300	2,341
Palm Beach County FL School Board COP	5.000%	8/1/24 (14)	7,135	7,781

Palm Beach County FL School Board COP	5.000%	8/1/27 (14)	2,000	2,148
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	5,000	5,631
Palm Beach County FL Water & Sewer Revenue	5.000%	10/1/31	2,000	2,169
Panama City FL Utility Revenue	5.000%	6/1/39 (12)	3,000	3,244
Pinellas County FL Health Facilities Authority
Revenue (Baycare Health System) VRDO	0.150%	3/1/12 LOC	2,700	2,700
Polk County FL Transportation Revenue	5.000%	12/1/20	1,000	1,192
Polk County FL Utility System Revenue	5.250%	10/1/21 (14)	3,620	3,827
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	2,000	2,266
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,156
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	3,500	3,976
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	5,361
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project) VRDO	0.120%	3/1/12 LOC	4,165	4,165
Sarasota County FL School Board COP	5.375%	7/1/23	3,000	3,477
Sarasota County FL School Board COP	5.500%	7/1/24	2,775	3,210
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/17 (14)	2,400	2,873
Seacoast FL Utility Authority Water & Sewer
Revenue	5.500%	3/1/19 (14)	3,595	4,436
Seminole County FL Water & Sewer Revenue	6.000%	10/1/12 (14)	1,765	1,792
Seminole County FL Water & Sewer Revenue	6.000%	10/1/19 (14)	2,350	2,583
Seminole County FL Water & Sewer Revenue	5.000%	10/1/36	4,400	4,674
South Broward FL Hospital District Revenue	5.000%	5/1/35 (14)	5,050	5,232
South Florida Water Management District COP	5.000%	10/1/36 (2)	10,000	10,505
1 South Florida Water Management District COP
TOB VRDO	0.140%	3/1/12	13,600	13,600
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/18	2,000	2,344
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/20	5,000	5,711
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/22	5,000	5,583
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/37	5,000	5,208
St. John's County FL Industrial Development
Authority Health Care Revenue (Vicars
Landing Project)	5.000%	2/15/17	1,115	1,163
St. John's County FL Ponte Verda Utility
Systems Revenue	5.000%	10/1/30 (4)	3,650	3,814
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	6.000%	8/1/45	5,000	5,379
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	2,000	2,335
St. Petersburg FL Public Utility Revenue	5.500%	10/1/37	1,000	1,120

Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	9,145
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,906
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,664
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/34	7,000	7,730
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/32	2,750	3,292
University of Central Florida Athletic Association
Inc. COP	5.000%	10/1/35 (14)	2,800	2,713
				665,870
New York (4.3%)
New York City NY GO	5.000%	8/1/35	1,500	1,686
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	2,000	2,178
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	2,000	2,191
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,100
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	3,000	3,691
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	1,455	1,617
New York Liberty Development Corp. Revenue	5.750%	11/15/51	2,000	2,272
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,350
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,354
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	2,000	2,240
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	2,000	2,273
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	2,000	2,186
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	2,000	2,267
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/26	2,000	2,378
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	1,000	1,120
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/39	2,000	2,215
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	2,000	2,422
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/27	3,000	3,636
				41,176
Texas (3.1%)
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/25	3,000	3,653
Dallas TX Area Rapid Transit Sales Tax
Revenue	5.250%	12/1/43	1,760	1,949
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/40	2,000	2,251
Frisco TX Independent School District GO	5.000%	8/15/40	1,000	1,130
North Texas Tollway Authority System Revenue	5.000%	9/1/30	2,000	2,283
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,270
North Texas Tollway Authority System Revenue	5.500%	9/1/41	2,000	2,302

San Antonio TX GO	4.000%	8/1/14	1,000	1,091
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,443
Texas State University System Revenue	5.000%	3/15/42	2,000	2,198
University of Houston Texas Revenue	5.000%	2/15/22	2,560	3,147
2 University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	2,000	2,485
Waco TX Education Finance Corp. Revenue
(Baylor University)	5.000%	3/1/43	2,000	2,235
				29,437
Massachusetts (3.0%)
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	2,000	2,235
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	3,000	3,571
Massachusetts GO	5.000%	10/1/16	3,000	3,592
Massachusetts GO	5.000%	10/1/17	3,000	3,675
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,235	1,680
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,506
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	3,550	3,803
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	3,000	3,602
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,132
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	1,500	1,661
				28,457
Puerto Rico (1.9%)
Puerto Rico GO	5.250%	7/1/19	775	794
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/36 (2)	25,120	5,549
Puerto Rico Public Buildings Authority
Government Facilities Revenue PUT	5.000%	7/1/12 (2)	11,900	12,059
				18,402
California (1.9%)
California GO	5.250%	10/1/24	3,000	3,601
California GO	5.000%	6/1/37 (14)	2,500	2,612
California GO	6.000%	11/1/39	1,500	1,750
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	2,000	2,157
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	3,680	3,973
San Diego CA Community College District GO	5.000%	8/1/36	1,500	1,686
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/26	2,000	2,321
				18,100
Georgia (1.6%)
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	1,000	1,120
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	1,000	1,115
Georgia GO	5.000%	7/1/29	2,000	2,407
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/20	2,900	3,676
Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/22	3,000	3,636

Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	3,000	3,628
				15,582
Pennsylvania (1.3%)
Pennsylvania GO	5.000%	9/1/14 (4)	3,100	3,463
Pennsylvania GO	5.000%	3/1/15	2,065	2,346
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,170
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	2,000	2,396
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	1,000	1,190
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	2,000	2,139
				12,704
Washington (1.3%)
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,246
University of Washington Revenue	5.000%	4/1/19	2,000	2,485
2 University of Washington Revenue	5.000%	7/1/34	2,000	2,328
Washington GO	5.000%	8/1/35	2,000	2,275
Washington State University General Revenue	5.000%	10/1/27	2,760	3,283
				12,617
Maryland (1.1%)
Baltimore County MD GO	5.000%	2/1/26	2,800	3,478
Maryland GO	5.000%	8/1/15	2,425	2,797
Maryland GO	5.000%	3/1/16	3,720	4,376
				10,651
Illinois (1.1%)
Chicago IL GO	5.250%	1/1/35	2,000	2,181
Chicago IL O'Hare International Airport Revenue	6.500%	1/1/41	3,000	3,611
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	1,000	1,113
Cook County IL GO	5.250%	11/15/28	2,000	2,274
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/32	790	917
				10,096
North Carolina (1.1%)
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,546
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,204
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	2,725	3,069
Wake County NC GO	4.000%	2/1/14	2,000	2,143
				9,962
Connecticut (0.9%)
Connecticut GO	5.000%	11/1/16	2,000	2,399
Connecticut GO	5.000%	11/1/26	3,000	3,632
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	2,000	2,217
				8,248
Virginia (0.8%)
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/36	1,000	1,111
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/28	1,640	1,827

Virginia Public School Authority Revenue	5.000%	8/1/16	3,860	4,604
				7,542
Ohio (0.7%)
Columbus OH GO	5.000%	12/15/13	2,000	2,170
Franklin County OH GO	5.000%	12/1/15	2,000	2,326
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	2,000	2,306
				6,802
Wisconsin (0.6%)
Wisconsin GO	5.000%	5/1/13	2,750	2,904
Wisconsin GO	5.000%	11/1/20	2,500	3,137
				6,041
New Jersey (0.5%)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	2,000	2,354
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	6/15/35	2,000	2,413
				4,767
Missouri (0.5%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/24	1,500	1,839
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	2,200	2,546
				4,385
Nebraska (0.4%)
Municipal Energy Agency of Nebraska	5.000%	4/1/29	2,000	2,288
Nebraska Public Power District Revenue	5.000%	1/1/27	1,500	1,758
				4,046
New Hampshire (0.4%)
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	3,000	3,534

South Carolina (0.4%)
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	3,000	3,508

Minnesota (0.4%)
Minnesota GO	5.000%	10/1/16	2,850	3,419

Alabama (0.4%)
Huntsville AL GO	5.000%	5/1/26	2,860	3,419

Indiana (0.3%)
Indiana University Student Fee Revenue	5.000%	6/1/21	1,195	1,504
Indiana University Student Fee Revenue	5.000%	6/1/22	1,000	1,266
				2,770

New Mexico (0.3%)
New Mexico GO	5.000%	3/1/14	2,410	2,635

Hawaii (0.3%)
Hawaii GO	5.000%	12/1/18	2,000	2,482

Tennessee (0.3%)
Tennessee GO	5.000%	10/1/16	2,000	2,401

Oregon (0.2%)
Oregon GO (Oregon University System
Projects)	5.000%	8/1/36	2,000	2,286

Mississippi (0.2%)
Mississippi GO	5.000%	10/1/36	2,000	2,272

Kentucky (0.2%)
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	2,000	2,128

Oklahoma (0.1%)
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	912
Total Tax-Exempt Municipal Bonds (Cost $879,579)				946,651
Total Investments (99.7%) (Cost $879,579)				946,651
Other Assets and Liabilities-Net (0.3%)				3,214
Net Assets (100%)				949,865

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2012, the aggregate value of these securities was $24,990,000, representing 2.6% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2012.

Florida Focused Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Florida Focused Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 29, 2012, 100% of the market value of the fund's investments were valued based on Level 2 inputs.

C. At February 29, 2012, the cost of investment securities for tax purposes was $880,436,000. Net unrealized appreciation of investment securities for tax purposes was $66,215,000, consisting of unrealized gains of $67,988,000 on securities that had risen in value since their purchase and $1,773,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 20, 2012

VANGUARD FLORIDA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 20, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012, see file Number 2-11444, Incorporated by Reference.